Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Note Twenty-Three
Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

(in thousands, except per share data)	2011	2010	2009

Distributed earnings allocated to common stock	$20,102	$20,956	$21,481
Undistributed earnings allocated to common stock	20,280	17,767	21,185
Net earnings allocated to common shareholders	$40,382	$38,723	$42,666

Average shares outstanding	15,055	15,589	15,877
Effect of dilutive securities:
Employee stock options	75	62	55
Shares for diluted earnings per share	15,130	15,651	15,932

Basic earnings per share	$2.68	$2.48	$2.69
Diluted earnings per share	$2.67	$2.47	$2.68

Options to purchase 222,000, 112,500 and 199,418 shares of common stock at exercise prices between $32.09 and $40.88, $33.90 and $40.88, and $31.32 and 40.88 per share were outstanding during 2011, 2010, and 2009, respectively, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares and therefore, the effect would be anti-dilutive.